Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2021
Prepaid expenses and other current assets
9.	Prepaid expenses and other current assets

	December 31,
	2021	2020
	$	$
Prepaid insurance	421	1,021
Prepaid research and development	1,329	—
Other	22	19
	1,772	1,040